UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2014 through December 31, 2014

333-183223-09
(Commission File Number of issuing entity)

Honda Auto Receivables 2014-4 Owner Trust

(Exact name of issuing entity specified in its charter)

333-183223
(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	47-6527817
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒ No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2014-4 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the January 15, 2015 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2014-4 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period December 1, 2014 through December 31, 2014. The securitizer filed its most recent Form ABS-15G on January 22, 2014. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Indenture Trustee, Citibank, N.A., has provided the additional information contained in the following two paragraphs for purposes of compliance with Regulation AB.

“Citibank, N.A. (“Citibank”) is acting as Indenture Trustee for Honda Auto Receivables 2014-4 Owner Trust. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. One such proceeding was a civil action filed against Citibank in the Supreme Court of the State of New York on June 18, 2014 by a group of investors in 48 private-label RMBS trusts for which Citibank serves or did serve as trustee, asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.”

“There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend against the litigation. Furthermore, neither the above-disclosed litigation nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Indentures for the ABS transactions.”

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

Item 8.01 Other Events

The CFPB, together with the U.S. Department of Justice (the “Agencies”), previously contacted American Honda Finance Corporation (“AHFC”) regarding the Agencies’ review of pricing practices by dealers originating retail installment sale contracts for automobiles. Their request for information and the ongoing review was to determine if pricing practices of dealers originating retail installment sale contracts for automobiles resulted in discriminatory pricing of these loans to certain borrowers in violation of applicable laws. AHFC has voluntarily provided the information requested to date and cooperated with the Agencies’ investigation. AHFC has now received a notice that the Agencies have authorized enforcement actions against AHFC, alleging discrimination in automobile loan pricing to certain borrowers by dealers and alleging the loan pricing disparities were caused by AHFC’s business practices related to dealers. AHFC has also been informed that the Agencies may defer pursuit of this litigation if AHFC works with the Agencies to seek a voluntary resolution to these allegations. The Agencies have informed AHFC that they are seeking monetary relief and implementation of changes to AHFC’s pricing practices and policies, which changes could affect AHFC’s business. AHFC intends to continue to cooperate with the Agencies to find a mutually agreeable resolution.

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2014-4 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and
Assistant Secretary

Date: January 15, 2015

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for January 15, 2015 distribution date.

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